Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	IPO	Common Stock	Common Stock IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance at Dec. 31, 2020	$ 9,784,356		$ 10,051		$ 24,805,929			$ (15,031,624)
Beginning balance, Shares at Dec. 31, 2020			10,050,849
Stock-based compensation expense	1,531,876				1,531,876
Issuance of warrants	688,784				688,784
Issuance of common stock	60,391	$ 41,135,357	$ 9	$ 15,000	60,382	$ 41,120,357
Issuance of common stock, Shares			9,000	15,000,000
Conversion of notes	848		$ 95		753
Conversion of notes, Shares			95,349
Net loss	(14,786,063)							(14,786,063)
Ending balance at Dec. 31, 2021	$ 38,415,549		$ 25,155		68,208,081			(29,817,687)
Ending balance, Shares at Dec. 31, 2021	25,155,198		25,155,198
Stock-based compensation expense	$ 458,147				458,147
Issuance of warrants	0
Issuance of common stock	67,000		$ 50		66,950
Issuance of common stock, Shares			50,000
Stock Issued During Period, Value, Stock Options Exercised	44,142		$ 22		44,120
Issuance of common stock, stock options exercised, Shares			21,853
Other comprehensive income	104,718						$ 104,718
Net loss	(18,054,155)							(18,054,155)
Ending balance at Dec. 31, 2022	$ 21,035,401		$ 25,227		$ 68,777,298		$ 104,718	$ (47,871,842)
Ending balance, Shares at Dec. 31, 2022	25,227,051		25,227,051